AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                       ON APRIL 28, 1997 FILE NO. 33-70046


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A



                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933             /x/
                           Pre-Effective Amendment No.        / /
                           Post-Effective Amendment No. 4     /x/




                                       AND


                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940         /x/

                           Amendment No. 5                   /x/




                                ASIA HOUSE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                         c/o ASIA HOUSE INVESTMENTS INC.
                               1007 CHURCH STREET
                                   SUITE 307B
                               EVANSTON, IL 60201
               (Address of Principal Executive Offices, Zip Code)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (841) 733-2200

                                  JOHN F. VAIL
                         c/o ASIA HOUSE INVESTMENTS INC.
                               1007 CHURCH STREET
                               EVANSTON, IL 60201
                     (Name and Address of Agent for Service)

                                   Copies to:
                                CATHY G. O'KELLY
                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                      222 NORTH LASALLE STREET, SUITE 2600
                             CHICAGO, ILLINOIS 60601



--------------------------------------------------------------------------------
Approximate date of proposed public offering: As soon as practicable after the effective date of this Post-Effective Amendment.
It is proposed that this filing will become effective (check  appropriate  box):
[ ] immediately  upon filing pursuant to paragraph  (b)
[X] on May 1, 1997  pursuant to paragraph (b)
[ ] 60 days  after  filing  pursuant  to  paragraph  (a)(1)
[ ] on  pursuant  (date) to paragraph  (a)(1)
[ ] 75 days after filing  pursuant to paragraph  (a)(2)
[ ] on (date) pursuant to paragraph (a) (2) of Rule 485.





                                ASIA HOUSE FUNDS

                              CROSS REFERENCE SHEET

N-1A ITEM NO.                                                                          LOCATION

PART A -
         Item 1.       Cover Page                                                      Cover Page

         Item 2.       Synopsis                                                        Introduction; Summary of
                                                                                       Fees and Expenses

         Item 3.       Condensed Financial Information                                 Financial Highlights

         Item 4.       General Description of Registrant                               Introduction; Investment
                                                                                       Objectives and Policies;
                                                                                       International Risk Factors;
                                                                                       The Trust and Shareholder
                                                                                       Rights

         Item 5.       Management of the Fund                                          Management of the Funds

         Item 5A.      Management's Discussion of Fund Performance                     *

         Item 6.       Capital Stock and Other Securities                              Management of the Funds;
                                                                                       Dividends and
                                                                                       Distributions; Taxes; The
                                                                                       Trust and Shareholder Rights

         Item 7.       Purchase of Securities Being Offered                            How to Purchase Shares; Net
                                                                                       Asset Value; The Funds'
                                                                                       Distribution Plan

         Item 8.       Redemption or Repurchase                                        How to Exchange and Redeem
                                                                                       Shares

         Item 9.       Pending Legal Proceedings                                       *



PART B -

         Item 10.      Cover Page                                                      Cover Page

         Item 11.      Table of Contents                                               Table of Contents

         Item 12.      General Information and History                                 *

         Item 13.      Investment Objectives and Policies                              Risk Factors of Foreign
                                                                                       Investing; Investment
                                                                                       Policies

         Item 14.      Management of the Fund                                          Management of the Funds

         Item 15.      Control Persons and Principal Holders                           Management of the
                       of Securities                                                   Funds


         Item 16.      Investment Advisory and Other Services                          Adviser


         Item 17.      Brokerage Allocation and Other Practices                        Portfolio Transactions

         Item 18.      Capital Stock and Other Securities                              Shareholder Rights

         Item 19.      Purchase, Redemption, and Pricing                               Pricing of Securities;
                       of Securities Being Offered                                     Net Asset Value Per Share;
                                                                                       Purchase and Redemption of
                                                                                       Shares

         Item 20.      Tax Status                                                      Tax Status

         Item 21.      Underwriters                                                    *

         Item 22.      Calculation of Performance Data                                 Investment Performance

         Item 23.      Financial Statements                                            Financial Statements

PART C -

         Information  required  to be  included in Part C is set forth under the
         appropriate  item,  so  numbered,   in  Part  C  of  this  Registration
         Statement.
------------------
*        Not applicable




                          Prospectus dated May 1, 1997


                                ASIA HOUSE FUNDS
               1007 Church Street, Suite 307B, Evanston, IL 60201
                                 (841) 733-2200


                            ------------------------


                  Asia House Funds (the "Trust") is an open-end management investment company, currently with two diversified funds (the "Funds").

                  FAR EAST GROWTH FUND seeks capital appreciation through investments primarily in established companies domiciled, or with significant operations, in Asia.

                  ASEAN GROWTH FUND seeks capital appreciation through investments primarily in companies domiciled, or with significant operations, in a country that currently is a member of the Association of Southeast Asian Nations or has applied to become a member.

                  The Funds are NO LOAD. One hundred percent (100%) of your investment is credited to your account.

                  Asia House Investments Inc., founded by John F. Vail, is the Funds' investment adviser.


                           -------------------------



                  This Prospectus contains the information you should know about the Funds before you invest. PLEASE KEEP IT FOR FUTURE REFERENCE. A Statement of Additional Information dated May 1, 1997 for the Funds has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by calling 1-800-416-7204.


                  This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the shares of the Funds in any jurisdiction in which such offer or solicitation may not lawfully be made.

                           --------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                              Page
INTRODUCTION  ...............................................................   1

SUMMARY OF FEES AND EXPENSES  ...............................................   3

FINANCIAL HIGHLIGHTS  .......................................................   4

INVESTMENT OBJECTIVES AND POLICIES ..........................................   7

INTERNATIONAL RISK FACTORS  .................................................  16

HOW TO PURCHASE SHARES  .....................................................  19

NET ASSET VALUE  ............................................................  20

HOW TO EXCHANGE AND REDEEM SHARES  ..........................................  20

PERFORMANCE INFORMATION  ....................................................  22

MANAGEMENT OF THE FUNDS .....................................................  23

THE FUNDS' DISTRIBUTION PLAN  ...............................................  24

DIVIDENDS AND DISTRIBUTIONS  ................................................  25

TAXES  ......................................................................  25

THE TRUST AND SHAREHOLDER RIGHTS  ...........................................  27

APPENDIX A  .................................................................  28



                                  INTRODUCTION


         The following information is qualified in its entirety by reference to the more detailed information included elsewhere in the Prospectus and Statement of Additional Information.


         TWO FUNDS FOR ASIAN INVESTING. The Trust is an open-end management investment company (a "mutual fund"), currently with two separate diversified investment portfolios.


         The FAR EAST GROWTH FUND seeks capital appreciation through investments primarily in established companies domiciled, or with significant operations, in Asia. Securities in which this Fund invests include common stocks, preferred stocks, warrants and similar rights, debt securities convertible into common stocks and non-convertible debt securities.

         The ASEAN GROWTH FUND seeks capital appreciation through investments primarily in companies domiciled, or with significant operations, in a country that currently is a member of the Association of Southeast Asian Nations or has applied to become a member. Securities in which this Fund invests include common stocks, preferred stocks, warrants and similar rights, debt securities convertible into common stocks and non-convertible debt securities.


         POTENTIALLY ATTRACTIVE OPPORTUNITIES IN ASIA. Asia has been one of the fastest growing regions in the world over the past decade. The International Monetary Fund ("IMF") of the World Bank has made the following GDP (Gross Domestic Product) forecasts for Asian countries compared to domestic U.S. growth:


                         Real GDP Growth                1997

                              U.S.                      2.3%
                              Japan                     2.6%
                              Developing Asia           7.5%


As the figures above show, the IMF expects growth in most Asian countries to significantly exceed growth in the United States. However there can be no assurance that this growth will occur.


         DIVERSIFICATION BEYOND THE UNITED STATES. Today, nearly two-thirds of the world's stock market value and over half of the fixed income securities are traded abroad, with such foreign markets not necessarily paralleling the performance of U.S. markets. Therefore, diversifying investments with a foreign component can help reduce the volatility of a personal portfolio otherwise invested solely in U.S. securities.

         BENEFITS OF MUTUAL FUNDS. The reasons for investing in a mutual fund are even stronger for an individual wishing to invest overseas. Investing overseas can be very difficult for the individual investor, and transaction costs are generally high. In addition to the normal benefits of portfolio diversification, mutual funds allow individuals to invest without having to evaluate

                                       1

complex foreign tax and legal regulations. Asia House Funds provide an easy, diversified and cost-effective way to participate in Asia's potential future growth.


         RISK FACTORS. Each Fund's share price will fluctuate with market, economic and foreign exchange conditions; therefore, your investment may be worth more or less when redeemed than when purchased. The Funds should not be relied upon as a complete investment program, nor used to play short-term swings in the stock or foreign exchange markets. The Funds are subject to risks unique to international investing, including currency risk. In addition, because the Funds are primarily invested in specific geographic regions, they may experience greater volatility than funds that are not so invested. See discussion under INTERNATIONAL RISK FACTORS, below. Investment in the Funds also entails the risks involved with the use of options and futures contracts and investments in private placements. See discussion under INVESTMENT OBJECTIVES AND POLICIES, below. In connection with the Funds' use of options and futures contracts, the entire value of a Fund's portfolio could be segregated to cover obligations under such contracts. Further, there is no assurance that the trends discussed above will continue, and the Funds cannot guarantee they will achieve their objectives.



         MANAGEMENT FEE. Each Fund pays Asia House Investments Inc. (the "Adviser") an annual investment advisory fee of 1.20% of its average daily net assets. Because the investment programs of the Far East Growth and ASEAN Growth Funds are more costly to implement and maintain, the advisory fee is higher than that paid by most investment companies.


         DIVIDENDS AND DISTRIBUTIONS. It is the Funds' intention to distribute all net investment income. Dividends from net investment income are paid at least annually. All net realized long-term and short-term capital gains, if any, are distributed annually after the close of such Fund's fiscal year.

         PURCHASE AND REDEMPTION OF SHARES. Shares may be purchased directly from the Funds' Transfer Agent without sales load. See HOW TO PURCHASE SHARES, below. Shares may be redeemed by writing or calling the Funds' Transfer Agent. Shares are redeemed at net asset value. See HOW TO EXCHANGE AND REDEEM SHARES, below.

                                       2



                          SUMMARY OF FEES AND EXPENSES

         The following table sets forth certain information regarding annual operating expenses for each Fund. Examples based on the table are also shown below.

                                                             Far East                  ASEAN
                                                             Growth                    Growth
                                                             ------                    ------


SHAREHOLDER TRANSACTION EXPENSES
Sales load on purchases                                       None                      None
Sales load on reinvested dividends                            None                      None
Redemption fees*                                              None                      None
Exchange fees                                                 None                      None
ANNUAL FUND OPERATING EXPENSES (AS A
  PERCENTAGE OF AVERAGE NET ASSETS)
Management fee (after waiver)                                 1.20%                     1.20%
12b-1 Distribution fees                                        .25%                      .25%
Other expenses (after reimbursement)                           .50%                      .50%
                                                              -----                     -----


  TOTAL FUND OPERATING EXPENSES
         (AFTER REIMBURSEMENT)                                1.95%                     1.95%
                                                              =====                     =====

* The Funds' bank charges a $7.50 fee for wire redemptions, subject to change without notice, which charge will be deducted from the redeeming shareholder's redemption proceeds, if applicable.


EXAMPLE OF FUND EXPENSES

         The following example illustrates the expenses you would incur on a $1,000 investment, assuming a 5% annual rate of return and redemption at the end of each period shown. THIS IS AN ILLUSTRATION ONLY. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES AND PERFORMANCE MAY BE MORE OR LESS THAN SHOWN.

              Fund                      1 Year            3 Years            5 Years           10 Years
              ----                      ------            -------            -------           --------

Far East Growth Fund                     $20                $61               $105               $227
ASEAN Growth Fund                        $20                $61               $105               $227


         The foregoing table and example are intended to assist investors in understanding the expenses the Funds will pay. Investors bear these expenses indirectly since they reduce the amount of income paid by the Funds to investors as dividends. See "Management of the Funds"


                                       3


and "The Funds' Distribution Plan" for more complete descriptions of the various expenses referred to above. "Other expenses" and "Total Fund Operating Expenses" are based on expenses incurred during the fiscal year ended December 31, 1996, after waiver of fees and reimbursement of expenses undertaken by Asia House Investments Inc., which has voluntarily agreed to waive, begining November 1, 1996, its management fees and reimburse expenses to the extent that the total expenses of a Fund exceed 1.95% of average daily net assets. In the absence of this expense limitation, "Other expenses" would have been 9.41% and 15.38% and "Total Fund Operating Expenses" would have been 10.67% and 16.65% for the Far East Growth Fund and ASEAN Growth Fund, respectively. In addition, without the expense limitation, the amounts contained in the example would increase.


         Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. through the 12b-1 distribution fees.



                              FINANCIAL HIGHLIGHTS


The table below provides financial highlights of income and capital changes for one share of each Fund outstanding from the commencement of operations, January 25, 1994, through December 31, 1994 and for the fiscal years ended December 31, 1995 and December 31, 1996. This information is supplemented by the audited financial statements and accompanying notes which are incorporated by reference in the Statement of Additional Information, in reliance upon the report of Deloitte & Touche, LLP, independent certified public accountants in accounting and auditing. Additional Information regarding the performance of each Fund is contained in the Funds' 1996 Annual Report which may be obtained upon request from the Funds' Transfer Agent without charge.


                                       4






FAR EAST GROWTH FUND

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                       YEAR ENDED DECEMBER 31,
                                                                           1996                 1995                    1994**
                                                                    ---------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                 $         8.88     $           9.81         $          10.00
                                                                       ------------         ------------             ------------

Income (loss) from investment operations:***
       Net investment income (a)                                              0.134                0.097                    0.014
       Net realized and unrealized gain (loss) on investments
          and foreign currency related transactions                           0.822               (0.734)                   0.074
                                                                       ------------         ------------             ------------

       Total from investment operations                                       0.956               (0.637)                   0.088
                                                                       ------------         ------------             ------------

Less distributions declared to shareholders:
       From net investment income                                            (0.186)              (0.001)                  (0.013)
       From net realized gain on investments and foreign
          currency related transactions                                       -                    -                       (0.265)
       In excess of net realized gain on investments and
          foreign currency related transactions                               -                   (0.292)                   -
                                                                       ------------         ------------             ------------

       Total distributions declared to shareholders                          (0.186)              (0.293)                  (0.278)
                                                                       ------------         ------------             ------------

NET ASSET VALUE, END OF PERIOD                                       $         9.65     $           8.88         $           9.81
                                                                       ============         ============             ============

TOTAL RETURN (b)                                                              10.84%               (6.47%)                   0.90%

RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000's)                             $        1,779     $          1,666         $          1,987
       Net expenses to average
          daily net assets (a)                                                 2.29%                2.35%                    2.35%*
       Net investment income to average
          daily net assets (a)                                                 1.33%                1.01%                    0.19%*
       Portfolio turnover rate                                                  130%                 107%                      52%
       Average commission rate (c)                                   $       0.0028              N/A                      N/A

(a)       The investment adviser waived its management fee and reimbursed the Fund for certain other expenses for the periods indicated.  Had the waiver and reimbursement of expenses been limited to that as required by state securities law, the net investment income per share and ratios would have been:

          Net investment loss                                        $        (0.639)    $          (0.660)       $       (0.558)

          Net expenses to average
              daily net assets                                                 10.67%                10.24%                10.11%*

          Net investment loss
              to average daily net assets                                      (7.05%)               (6.88%)               (7.57%)*

(b)       The total returns would have been lower had certain expenses not been waived during the period shown.  Amount is not annualized.

(c)       Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.  For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

*         Annualized.
**        For the period from January 25, 1994 (commencement of operations) to December 31, 1994.

***       Per share amounts for the year ended December 31, 1994 have been calculated using the monthly average share method which more approximately presents the per share data for the period, since the use of the undistributed method does not accord with the results of operations.



                                       5





ASEAN GROWTH FUND

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                          YEAR ENDED DECEMBER 31,
                                                                             1996                  1995                 1994**
                                                                     -------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                    $         8.47     $            9.11     $       10.00
                                                                          ------------         -------------        ----------

Income (loss) from investment operations:***
       Net investment income (a)                                                 0.187                 0.091             0.078
       Net realized and unrealized gain (loss) on investments
          and foreign currency related transactions                              0.725                (0.588)           (0.808)
                                                                          ------------         -------------        ----------

       Total from investment operations                                          0.912                (0.497)           (0.730)
                                                                          ------------         -------------        ----------

Less distributions declared to shareholders:
       From net investment income                                               (0.162)               (0.091)           (0.076)
       In excess of net investment income                                           -                 (0.052)            -
       From net realized gain on investments and foreign
          currency related transactions                                             -                     -             (0.065)
       In excess of net realized gain on investments and
          foreign currency related transactions                                     -                     -             (0.019)
                                                                          ------------         -------------        ----------

       Total distributions declared to shareholders                            (0.162)               (0.143)            (0.160)
                                                                          ------------         -------------        ----------

NET ASSET VALUE, END OF PERIOD                                          $        9.22     $            8.47     $         9.11
                                                                          ============         =============        ==========

TOTAL RETURN (b)                                                                10.77%                (5.42%)            (7.29%)

RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000's)                                $       1,138     $           1,012     $        1,114
       Net expenses to average
          daily net assets (a)                                                   2.29%                 2.35%             2.35%*
       Net investment income to average
          daily net assets (a)                                                   2.22%                 1.04%             0.97%*
       Portfolio turnover rate                                                    126%                   81%               59%
       Average commission rate (c)                                      $      0.0065                  N/A                N/A

(a)       The investment adviser waived its management fee and reimbursed the Fund  for certain other expenses for the periods indicated.  Had the waiver and reimbursement of expenses been limited to that as required by state securities law, the net investment income per share and ratios would have been:

          Net investment loss                                             $         (1.004)       $         (1.138)   $     (0.902)

          Net expenses to average
              daily net assets                                                       16.65%                  16.39%          14.54%*

          Net investment loss
              to average daily net assets                                           (12.14%)                (13.00%)       (11.22%)*

(b)       The total returns would have been lower had certain expenses not been waived during the period shown.  Amount is not annualized.

(c)       Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.  For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

*         Annualized.

**        For the period from January 25, 1994 (commencement of operations) to December 31, 1994.

***       Per share amounts for the year ended December 31, 1994 have been calculated using the monthly average share method which more approximately presents the per share data for the period, since the use of the undistributed method does not accord with the results of operations.

                                       6



                       INVESTMENT OBJECTIVES AND POLICIES

         The Trust is an open-end management investment company. The Trust currently offers two diversified Funds, each representing separate portfolios.


         FAR EAST GROWTH FUND seeks capital appreciation through investments primarily in established companies domiciled, or with significant operations, in Asia. The Fund invests primarily in equity and debt securities of established companies within Asia that are deemed by the Adviser to have growth potential. For these purposes, Asia includes all countries within Asia except Pakistan, India, Sri Lanka and Bangladesh. Securities in which the Fund invests include common stocks, preferred stocks, warrants and similar rights, debt securities convertible into common stocks and non-convertible debt securities. Debt securities at the time of investment by the Fund are rated investment grade or better (for example at least BBB by Standard & Poor's Rating Group ("S & P") and Baa by Moody's Investors Service, Inc. ("Moody's")) or, if not rated, are determined by the Adviser to be of equivalent quality, except that up to 15% of the Fund's net assets may be invested in less than investment grade debt securities. See Debt Securities, below. If portfolio securities are subsequently downgraded, the Adviser may determine to continue to hold the security, even if the percentage then held in lower than investment grade investments exceeds 15% of the Fund's net assets but in no event will such investments exceed 35% of the Fund's net assets. In addition, the Adviser may determine to continue to hold securities in a default status if the Adviser assesses that the potential for the security turning around versus its current market price causes the security to continue to be an appropriate investment for the Fund. Under normal circumstances, the Fund will have at least 65% of its total assets invested in at least three countries within Asia. This includes investments both in developed and selected emerging countries. However, the Fund may invest 25% or more of its total assets in a single country, which would cause the Fund to be more dependent on the investment factors affecting that country. See International Risk Factors, below.

         ASEAN GROWTH FUND seeks capital appreciation through investments primarily in companies domiciled, or with significant operations, in a country that currently is a member of the Association of Southeast Asian Nations ("ASEAN") or has applied to become a member of ASEAN. The current members of ASEAN are Thailand, Malaysia, Indonesia, Singapore, the Philippines, Vietnam and Brunei. The Fund invests primarily in equity and debt securities of companies that are deemed by the Adviser to have growth potential. Securities in which the Fund invests include common stocks, preferred stocks, warrants and similar rights, debt securities convertible into common stocks and non-convertible debt securities. Debt securities are rated investment grade or better (for example at least BBB by S & P and Baa by Moody's) or, if not rated, are deemed by the Adviser to be of equivalent quality, except that up to 15% of the Fund's net assets may be invested in less than investment grade debt securities. See Debt Securities, below. Under normal circumstances, the Fund will have at least 65% of its total assets invested in at least three ASEAN countries. This includes investments both in developed and selected emerging countries. However, the Fund may invest 25% or more of its total assets in a single country, which would cause the Fund to be more dependent on the investment factors affecting that country. See International Risk Factors, below.



                                       7



         DEBT SECURITIES. Each Fund may seek capital appreciation through investment in debt securities as well as equity securities. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issues. The receipt of income from such debt securities is incidental to a Fund's objective of capital appreciation. Therefore, the Funds will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Funds may, from time to time, invest in debt securities with relatively high yields and high risk, notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation, in order to use such income to offset the operating expenses of the Fund. If the strategy of using these securities to offset operating expenses of the Fund is not successful, the Fund's operating expenses will be higher and its performance will be lower than they would be if the strategy is successful. Bonds rated in the lower rating categories (for example BB or below by S & P or Ba or below by Moody's), while providing higher yields, are subject to greater market fluctuations, loss of income and principal than higher rated securities. Bonds in lower rated categories are considered speculative investments and their market values tend to reflect individual corporate developments to a greater extent than do those of higher rated securities. Such lower rated securities are more sensitive to economic conditions than are higher rated securities. Lower rated securities frequently are issued by corporations in the growth stage of their development. Companies that issue such lower rated securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities is greater than is the case with higher rated securities. The risk of loss from default by the issuer is significantly greater for the holders of lower rated securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.


         A Fund may have difficulty disposing of certain lower rated securities because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on market price and ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations for valuation purposes. Market quotations generally are available on many lower rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. As of December 31, 1996, the Far East Growth Fund held 3.7% and the ASEAN Growth Fund held 8.2% of their total assets in securities rated BB (at the time of investment in such security).



         Each Fund may invest in debt securities issued or guaranteed by foreign governments ("sovereign debt") within their stated geographic region (including countries, provinces and municipalities) or their agencies or instrumentalities ("governmental entities"), debt securities issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), debt securities issued by corporations or financial institutions or debt securities issued by the U.S. Government or an agency or instrumentality thereof.

         Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related governmental agencies. Examples include the International Bank

                                       8


for Reconstruction and Development (the "World Bank") and the Asian Development Bank. The governmental members or "stockholders" usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

         OTHER INVESTMENTS. Each Fund may invest in the securities of eligible issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) or other securities convertible into securities of Asian issuers. The Funds may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs. The Funds may also invest in illiquid privately placed securities, provided that such investments, together with other illiquid securities held by the Fund, do not exceed 15% of the Fund's net assets.

         CASH RESERVES. The Funds reserve the right, as a temporary defensive measure or to provide for redemptions or in anticipation of investments, to hold cash or cash equivalents (in U.S. dollars or foreign currencies) and short-term securities including money market securities denominated in U.S. dollars or foreign currencies.

         LENDING OF PORTFOLIO SECURITIES. As a fundamental policy, for the purpose of realizing additional income, each Fund may lend securities with a value of up to 33-1/3% of its total assets to broker-dealers, institutional investors, or other persons. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

         REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with a well-established domestic securities dealer or a bank which is a member of the Federal Reserve System. In the event of a bankruptcy or default of certain sellers of repurchase agreements, the Funds could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Funds might incur a loss if the value of the collateral held declines during this period.

         FOREIGN CURRENCY TRANSACTIONS AND CURRENCY FUTURES CONTRACTS. Each Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies at a future date (i.e. forward foreign currency exchange contract or forward contracts). Foreign currency futures contracts and options on currencies may also be used. The Funds will generally not enter into a forward contract with a term of greater than one year.

         The Funds will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when the Adviser believes that the currency of a particular foreign country may

                                        9


suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. Under certain circumstances, each Fund may commit a substantial portion or the entire value of its portfolio to the consummation of these forward contracts. The Adviser will consider the effect such a commitment of its portfolio to such contracts would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Although forward contracts will be used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted and the Fund's total return could be adversely affected as a result.

         FUTURES CONTRACTS AND OPTIONS. The Funds may enter into stock index or currency futures contracts (or options thereon) to hedge a portion of the Fund's portfolio, to provide an efficient means of regulating the Fund's exposure to the equity markets, or as a hedge against changes in prevailing levels of currency exchange rates. The Funds will not use futures contracts for speculation. Futures contracts and options can be highly volatile and could reduce a Fund's total return, and a Fund's attempt to use such investments for hedging purposes may not be successful. The Funds may write covered put and call options on foreign currencies, securities and stock indices.


         Writing Covered Call Options. Each Fund may write (sell) "covered" call options and purchase options to close out options previously written by a Fund. In writing covered call options, a Fund expects to generate premium income which should serve to enhance the Fund's total return and reduce the effect of any price decline of the security or currency involved in the option. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the exercise price. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. Covered call options will generally be written on securities or currencies which, in the Adviser's opinion, are not expected to make any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for a Fund.


         A call option gives the holder (buyer) the "right to purchase" a security or currency at a specified price (the exercise price), at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation. Each Fund will write only covered call options. This means that a Fund will own the security or

                                       10


currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash or other liquid securities having a value equal to the fluctuating market value of the optioned securities or currencies. Each Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering call or put options exceeds 50% of the market value of the Fund's net assets.

         Purchasing Put Options. Each Fund may purchase American or European style put options. As the holder of a put option, a Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. Each Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Each Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction. Each Fund presently does not intend to committ more than 5% of its total assets to premiums when purchasing call and put options.




         Purchasing Call Options. Each Fund may purchase American or European style call options. As the holder of a call option, a Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). Each Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Each Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. Each Fund may also purchase call options in order to acquire the underlying securities or currencies.



         Futures Contracts. Each Fund may purchase and sell stock index futures contracts and financial futures contracts as a hedge against adverse changes in the market value of its portfolio securities. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees

                                       11


are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that each Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract. The Funds will engage in transactions in futures contracts and options thereon only for bona fide hedging, yield enhancement and risk management purposes, in each case in accordance with the rules and regulations of the Commodity Futures Trading Commission ("CFTC"), and not for speculation.


         The Funds may not enter into futures contracts or options thereon if immediately thereafter the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums paid for options on futures would exceed 5% of the market value of the Fund's total assets; provided, however, that in the case of an option that is "in-the-money" at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


         In instances involving the purchase of futures contracts or the writing of put or call options thereon by a Fund, an amount of cash or other liquid securities equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to cover the position, or alternative cover will be employed thereby insuring that the use of such futures contracts and options is covered. A segregated account freezes those assets of the Fund that are in the account and renders such assets unavailable for sale or other disposition. As asset segregation reaches certain levels, the ability of the Fund to meet current obligations, honor requests for redemption, and properly manage the investment portfolio may be impaired.


         In addition, CFTC regulations may impose limitations on each Fund's ability to engage in certain yield enhancement and risk management strategies. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Funds would comply with such new restrictions.

         A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market or interest rate trends. There are several risks in connection with the use by the Funds of futures contracts as a hedging device. One risk arises because of the imperfect

                                       12

correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged. Successful use of futures contracts by the Funds for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions.

         Options On Futures Contracts. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         Special Risks of Transactions in Options on Futures Contracts. Each Fund may seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instruments, or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

                                       13

         Restrictions on OTC Options. The Fund will engage in OTC options, including over-the-counter stock index options, over-the-counter foreign currency options and options on foreign currency futures, only with member banks of the Federal Reserve System and primary dealers in United States Government securities or with affiliates of such banks or dealers that have capital of at least $20 million or whose obligations are guaranteed by an entity having capital of at least $20 million or any other bank or dealer having capital of at least $20 million or whose obligations are guaranteed by an entity having capital of at least $20 million.

         The staff of the Securities and Exchange Commission ("SEC") has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Fund has adopted an investment policy pursuant to which it will not purchase or sell OTC options
(including OTC options on futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund's existing OTC options on future contracts exceed 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Fund and may be amended by the Trustees of the Fund without the approval of the Fund's shareholders. However, the Fund will not change or modify this policy prior to the change or modification by the SEC staff of its position.


         Foreign Futures and Options. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commodity Futures Trading Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States


                                       14

futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time your order is placed and the time it is liquidated, offset or exercised.

         PRIVATE PLACEMENTS. The Funds may acquire private placements. Because an active trading market may not exist for such securities, the sale of such securities may be subject to delay and additional costs and may, therefore, be considered an illiquid security. In addition, such illiquid securities may be more difficult to price. A Fund will not purchase a security if more than 15% of the value of its net assets would be invested in illiquid securities.


         WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. Although the Fund has not established any limit on the percentage of its assets that may be committed in connection with such transactions, the Fund will maintain a segregated account with its custodian of cash or other liquid securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the amount of its commitment in connection with such purchase transactions.


         FUNDAMENTAL INVESTMENT POLICIES. Each Fund's investment objective is a fundamental policy that may not be changed without a vote of the holders of a majority of such Fund's outstanding shares (as defined in the Investment Company Act of 1940 ("1940 Act")). Also, as a matter of fundamental policy: (1) the Funds will not, among other things, purchase a security of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, it would (a) cause the Fund to have 25% or more of its total assets concentrated in any one industry or group of industries, provided that, as a matter of operating policy, each Fund will not invest more than 25% of its total assets in securities issued by any one foreign government or (b) with respect to 75% of its assets, cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets or cause the Fund to own more than 10% of the outstanding voting securities of the issuer provided that, as an operating policy, none of the Funds will purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund; and (2) none of the Funds will (a) borrow money except temporarily from banks to facilitate redemption requests in amounts not exceeding 33-1/3% of its total assets valued at market; or (b) in any manner transfer as collateral for indebtedness any security of the Fund except in connection with permissible borrowings, which in no event will exceed 33-1/3% of the Fund's total assets valued at market.

         OTHER INVESTMENT POLICIES. As a matter of operating policy, each of the Funds will not, among other things: (1) purchase a security of any issuer if, as a result, (a) more than 15% of the value of its net assets would be invested in illiquid securities, including repurchase agreements which do not provide for payment within seven days, or other securities which are not readily marketable, or (b) more than 5% of the value of the Fund's total assets would be invested in the

                                       15

securities of unseasoned issuers which at the time of purchase have been in operation for less than three years, including predecessors and unconditional guarantors; and (2) purchase securities when money borrowed exceeds 5% of the Fund's total assets. Operating policies are subject to change by the Funds' Board of Trustees without shareholder approval.


                           INTERNATIONAL RISK FACTORS

         Investors should understand and consider carefully the special risks involved in foreign investing. These risks are often heightened for investments in emerging or developing countries.

         FOREIGN CURRENCY. Investments in foreign companies will require the Funds to hold securities and funds denominated in foreign currencies. As a result, the value of the assets of the Funds as measured in U.S. dollars may be affected significantly, favorably or unfavorably, by changes in foreign currency exchange rates, currency restrictions, and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Changes in net asset value will occur due to currency fluctuations, irrespective of the performance of a Fund's underlying investments. Exchange rate movements can be large and endure for extended periods of time. Generally, when a given currency appreciates against the dollar (the dollar weakens) the value of the Fund's securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens) the value of the Fund's securities denominated in that currency would be expected to decline.



         COSTS. The expenses to individual investors of investing directly in foreign securities are higher than investing in U.S. securities. While the Funds offer a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees and transaction costs, are also higher than the typical domestic equity fund. Transactions will occur when the Adviser believes that the trade, net of transaction costs, will improve capital appreciation potential, or will lessen capital loss potential. Whether these goals will be achieved through trading depends on the Adviser's ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund's capital appreciation may be reduced and its capital losses may be increased. The portfolio turnover rates for the Far East Growth Fund for the fiscal years ended December 31, 1996 are 130% and 107%, respectively. The portfolio turnover rates for the ASEAN Growth Fund for the fiscal years ended December 31, 1996 are 126% and 81%, respectively. The higher turnover rate for the fiscal year ended December 31, 1996 was due impart to the Funds' temporary defensive cash positions maintained during most of the year. High turnover in any Fund could result in additional brokerage commissions to be paid by the Fund.



         ECONOMIC AND TRADE FACTORS. The economies of the countries in which the Funds may invest (portfolio countries) may differ favorably or unfavorably from the U.S. economy and may be less developed and diverse. Certain of these countries, for example Japan, are heavily dependent upon international trade. Accordingly, they have been, and may continue to be, adversely affected by trade barriers and other protectionist or retaliatory measures of, as well as economic conditions in, the U.S. and other countries with which they trade. Certain countries

                                       16

may be heavily dependent on a limited number of commodities and thus vulnerable to weaknesses in world prices for these commodities. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Finally, there is no assurance that the pattern of growth exhibited by certain of the portfolio countries in the past will continue.

         POLITICAL FACTORS. The internal politics of certain of the portfolio countries are not as stable as in the United States. In addition, significant external political risks, including war, currently affect some of the countries. Finally, governments in certain of the countries continue to participate to a substantial degree, through ownership interests or regulation, in their respective economies and securities markets. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of assets, or imposition of taxes. Any of these actions could have a significant effect on market prices of securities, the ability of the Funds to repatriate capital and income, and the value of the Funds' investments.

         MARKET CHARACTERISTICS. Many of the securities markets of the portfolio countries have substantially less volume than comparable U.S. markets, and the securities of some companies in these countries are less liquid and more volatile than securities of comparable U.S. companies. Certain markets, such as those in China, are only in the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issues representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. In certain markets, for example in Japan, common stocks may trade at considerably higher valuation levels than U.S. common stocks. Accordingly, many of these markets may be subject to greater volatility and may be more influenced by adverse events generally affecting the market and by large investors trading significant blocks of securities, than is usual in the United States. The settlement practices of the portfolio countries may include delays and otherwise differ from those customary in the U.S. markets.

         LEGAL AND REGULATORY. Certain of the portfolio countries lack uniform accounting, auditing, and financial reporting standards, have less governmental supervision of securities markets, brokers, and issuers of securities, and less financial information available to investors than is usual in the United States. For example, there have been revelations that major broker-dealers in Japan have engaged in a variety of fraudulent and manipulative practices. Finally, there may be difficulty in enforcing legal rights outside the United States.

         REGIONAL INVESTING. The Funds invest their assets primarily in the countries of Asia. As a result, these Funds will be more dependent on investment factors affecting this region than a more geographically diverse fund. In addition, each Fund may invest 25% or more of its total assets in a single country, which would cause the Fund to be more dependent on the investment, political and other factors affecting that particular country.

         FOREIGN EXCHANGES AND MARKETS. Each Fund's portfolio securities from time to time may be listed on foreign exchanges or traded in foreign markets which are open on days (such as Saturday) when the Funds do not compute their prices or accept orders for the purchase,

                                       17

redemption or exchange of their shares. As a result, the net asset values of the Funds may be significantly affected by trading on days when shareholders cannot make transactions.

         SOVEREIGN DEBT. Certain developing Asian countries, such as the Philippines, owe significant amounts of debt to commercial banks and foreign governments. Investment in sovereign debt may involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

         Holders of sovereign debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which a government entity has defaulted may be collected in whole or in part.

         The sovereign debt instruments in which the Fund may invest may be determined by the Adviser to be the equivalent in terms of quality to the lower rated securities discussed above under "Debt Securities," and are subject to many of the same risks as such securities. Similarly, the Fund may have difficulty disposing of certain sovereign debt obligations because there may be a thin trading market for such securities.

         RESTRICTIONS ON FOREIGN INVESTMENTS. Some developing Asian countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. For example, certain countries may require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular country, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests. The manner in which foreign investors may invest in companies in certain Asian countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Funds.

                                       18



         A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing Asian countries. There are also investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. In accordance with the 1940 Act, a Fund may invest up to 10% of its total assets in securities of investment companies, not more than 5% of which may be invested in any one such company and a Fund may not own more than 3% of the total outstanding voting stock of any such company. This restriction on investments may limit opportunities for the Funds to invest indirectly in certain developing Asian countries. If a Fund acquires shares of investment companies, shareholders would bear both their proportionate share of expenses of the Fund and indirectly, the expenses of such investment companies.




                             HOW TO PURCHASE SHARES

         Purchase orders received before 4:00 p.m. Eastern Time on any Business Day will be executed at the net asset value determined that day. A "Business Day" is any day on which the New York Stock Exchange ("NYSE") is open for business. The minimum initial investment per Fund is $3,000 and the minimum for additional purchases is $500. All purchase orders will be executed at the net asset value next determined after the purchase order is received by the Transfer Agent.


         PURCHASES BY MAIL. Investors may purchase shares and open an account through the Transfer Agent by completing and signing the Account Application and mailing it with a check for the purchase price to the Transfer Agent. Checks should be made payable to the Asia House Funds and be drawn on a U.S. bank. Subsequent investments do not need to be accompanied by an application. Send your purchase order to:



                                Asia House Funds
                       c/o Investors Bank & Trust Company
                             P. O. Box 9130, MFD-23
                              Boston, MA 02217-9130


         PURCHASE BY WIRE. Investors may purchase shares through the Transfer Agent by bank wire. Bank wire purchases will be treated as received after the Transfer Agent is notified that the bank wire has been credited to the Fund. To open an account by wire purchase, you must first call the Transfer Agent at 1-800-416-7204 for an account number. Then wire the money to:


                         Investors Bank & Trust Company
                              Attn.: Transfer Agent
                              Boston, MA 02217-9130
                                  ABA#011001438
                                  DDA#333333321


               Fund name(s), account name(s) and account number(s)

                                       19

         The completed application should be mailed to the Transfer Agent at the address above. For subsequent purchases, call to advise the Transfer Agent of the purchase and use the same wire address. The investor is responsible for providing prior telephonic notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future.

         The Funds reserve the right to reject any purchase order and to suspend the offering of shares for a period of time. However, shareholders would generally be given the right to reinvest dividends during a time when sales were suspended. The Funds also reserve the right to cancel any purchase due to nonpayment; waive or lower the investment minimums; modify the conditions of purchase at any time; and reject any check not made directly payable to the Asia House Funds. If a purchase is canceled because of nonpayment, you will be responsible for any loss the Funds incur. If you are already a shareholder, each Fund can redeem shares from any identically registered account as reimbursement for any loss incurred. Investors may be charged a fee if they effect transactions through a broker or agent.

                                 NET ASSET VALUE

         The net asset value per share (NAV), or share price for each Fund is determined as of the close of business (currently 4:00 p.m. Eastern Time) on the New York Stock Exchange on each day it is open for trading. Each Fund's share price is calculated by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. Among other things, each Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at market as well as income accrued but not yet received.


                        HOW TO EXCHANGE AND REDEEM SHARES

         Orders for exchange or redemption received by the Transfer Agent before 4:00 p.m. Eastern Time on any Business Day will be executed at the net asset value determined that day.

         EXCHANGE OR REDEMPTION BY MAIL. Shareholders may exchange or redeem shares by mail by indicating the account name(s) and numbers, Fund name(s), and exchange or redemption amounts and mailing the request to:


                                ASIA HOUSE FUNDS
                       c/o Investors Bank & Trust Company
                              P.O. Box 9130, MFD-23
                              Boston, MA 02217-9130



For exchanges, the request should indicate the Fund you are exchanging and the Fund you are exchanging into. The signature of all owners exactly as registered is required and in certain circumstances, a signature guarantee, see Signature Guarantees below.


                                       20

         Redemptions from retirement accounts, including IRAs, must be in writing. Please call the Transfer Agent to obtain an IRA Distribution Request Form. For employer sponsored retirement accounts, call the Transfer Agent or your plan administrator for instructions.

         Redemption proceeds are mailed within five business days after an order is received except that the mailing or wiring of redemption proceeds on shares purchased by personal, corporate or government checks may be delayed until it has been determined that collected funds have been received for the purchase of such shares, which may take up to 15 days from the purchase date. The clearing period does not apply to purchases made by wire or by cashier's, treasurer's, or certified checks.


         EXCHANGE OR REDEMPTION BY TELEPHONE. Shareholders may exchange or redeem shares by telephone by calling the Transfer Agent at 1-800-416-7204. Shareholders are automatically provided such telephone privileges unless such privilege is specifically rejected on the application form. During periods when it is difficult to contact the Transfer Agent by telephone, it may be difficult to implement the telephone exchange or redemption procedures. Redemption proceeds can be mailed to you or wired to your bank. The Funds' bank charges a $7.50 fee for wire redemptions, subject to change without notice, which charge will be deducted from your redemption proceeds, if applicable. Your bank may also charge you for receiving wires. The Fund and the Transfer Agent will employ reasonable procedures designed to determine that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmations to the address of record. To the extent that the Fund and its Transfer Agent fail to use reasonable procedures to verify the genuineness of telephone instructions, they may be liable for such instructions that prove to be unauthorized and fraudulent.


         SIGNATURE GUARANTEES. A signature guarantee is designed to protect you and the Funds by verifying your signature. You will need one to:

         (1)      Establish certain services after the account is opened.

         (2) Redeem over $50,000 by written request (unless you have authorized telephone services).

         (3) Redeem or exchange shares when proceeds are: (i) being mailed to an address other than the address of record, (ii) made payable to other than the registered owner(s), or (iii) being sent to a bank account other than the bank account listed on your Fund account.

         (4)      Transfer shares to another owner.

         (5) Send us written instructions asking us to wire redemption proceeds (unless previously authorized).

         These requirements may be waived or modified in certain instances.

                                       21

         Acceptable guarantors are all eligible guarantor institutions as defined by the Securities Exchange Act of 1934 such as: commercial banks which are FDIC members; trust companies; credit unions, savings associations, firms which are members of a domestic stock exchange; and foreign branches of any of the above. We cannot accept guarantees from institutions or individuals who do not provide reimbursement in the case of fraud, such as notaries public.

         REDEMPTIONS IN EXCESS OF $250,000. Redemption proceeds are normally paid in cash. However, if you redeem more than $250,000, or 1% of a Fund's net assets, in any 90-day period, the Fund may in its discretion: (1) pay the difference between the redemption amount and the lesser of these two figures with securities of the Fund or (2) delay the transmission of your proceeds for up to five business days after your request is received.

         AUTOMATIC REDEMPTION OF SMALL ACCOUNTS. If your account in any Fund drops as a result of redemptions below $1,000, each Fund has the right to close your account upon 60 days' written notice, unless you make additional investments.

         LIMITS ON EXCHANGES. To protect each Fund against disruptions in portfolio management which might occur as a result of too frequent buy and sell activity and to minimize Fund expenses associated with such transaction activity, each Fund prohibits excessive trading in any account (or group of accounts managed by the same person). Within a 120 consecutive-day period, investors may not exchange between the Funds more than twice if the transactions involve substantial assets relative to a Fund. In addition, buying and selling a substantial amount within a 120 consecutive-day period will be considered to be excessive trading, and the investor may be prohibited from making additional purchases. The exchange privilege can be modified or terminated at any time upon 60 days' written notice to shareholders.

                             PERFORMANCE INFORMATION



         TOTAL RETURN. The Funds advertise total return figures on both a cumulative and compound average annual basis and compare them to various indices, other mutual funds, or other performance measures. (The total return of a fund consists of the change in its net asset value per share and the net income it earns.) Cumulative total return compares the amount invested at the beginning of a period with the amount redeemed at the end of the period, assuming the reinvestment of all dividends and capital gain distributions. The compound average annual total return indicates a yearly compound average of a Fund's performance, derived from the cumulative total return. The total return for the Funds from the commencement of operations through December 31, 1994 and for the fiscal years ended December 31, 1995 and December 31, 1996, can be found in the "Financial Highlights" in this prospectus.



                                       22

                             MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER



         Asia House Investments Inc. is responsible for selection and management of each Fund's portfolio. In addition, the Adviser provides the Funds with certain management functions including monitoring the financial, accounting and administrative transactions of each Fund. The Adviser's office is located at 1007 Church Street, Suite 307B, Evanston, Illinois 60201. The Adviser was incorporated in 1993 and is 85% owned by John F. Vail. For its services, each Fund pays the Adviser an annual fee of 1.20% of its average daily net assets. Because the investment programs of the Far East Growth Fund and the ASEAN Growth Fund are more costly to implement and maintain, the advisory fee is higher than that paid by most investment companies. The Adviser has voluntarily agreed to waive its management fee and reimburse expenses to the extent that the total operating expenses of a Fund exceed 1.95% of average daily net assets. For the fiscal year ended December 31, 1996, the Adviser waived its management fees and reimbursed both Funds for certain expenses incurred during such fiscal year.


         John F. Vail is the portfolio manager for each Fund and has been since inception of the Funds. Previously, Mr. Vail was a senior analyst and assistant portfolio manager in Hong Kong, Taiwan and Japan with a top fund management company. Mr. Vail received a B.A. in statistics from the University of Chicago, Chicago, Illinois.


BOARD OF TRUSTEES

         The   management   of  each   Fund's   business   and  affairs  is  the
responsibility of the Trust's Board of Trustees.


CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT



         Investors Bank & Trust Company ("Investors Bank") serves as the Trust's Custodian and Administrator and in those capacities has custody of the Trust's securities and maintains certain financial and accounting books and records pursuant to an agreement with the Trust. It also serves as the Trust's transfer agent and dividend-paying agent. Its mailing address is 200 Clarendon Street, Boston, Massachusetts 02116. Investors Bank is not involved in the investment decisions made with respect to the Funds.


SHAREHOLDER INQUIRIES


         Any question or communications regarding a shareholder account should be directed to: Investors Bank & Trust Company at P.O. Box 9130, MFD-23, Boston, Massachusetts 02217-9130. Shareholders may also obtain information by calling 1-800-416-7204.


                                       23

FUND EXPENSES

         The Trust pays all of its own expenses not specifically paid by the Adviser. Such expenses include, but are not limited to, the fees and expenses of independent auditors, counsel, custodian, administrator and transfer agent, costs of reports and notice to shareholders, stationery, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying Funds and their shares for distribution under Federal and state securities laws and insurance.

                          THE FUNDS' DISTRIBUTION PLAN

         The Board of Trustees has adopted a distribution plan and agreement for each Fund under Rule 12b-1 of the 1940 Act, which permits the Funds to pay a monthly distribution fee as a percentage of their average daily net assets to finance activities primarily intended to result in the sale of the Funds' shares.


         Pursuant to such distribution plan and agreement Asia House Investments Inc. receives a quarterly distribution fee at the annual rate of up to 0.25 percent of each Fund's average daily net assets. These fees pay for promotional costs including, but not limited to, distribution of advertising and sales literature to prospective shareholders, the maintenance of equipment and personnel and the cost of supplies to respond to telephone inquiries and to process shareholder requests for information, and direct mail, television, radio, newspaper, magazine and other mass media advertising.



         The distribution plan for each Fund was approved by the Board of Trustees, including a majority of directors who are not interested persons of the Funds as defined in the 1940 Act. The Board of Trustees shall review at least quarterly a written report of amounts and purposes of the distribution expenses incurred on behalf of the Funds and shall annually determine whether the distribution plan for each Fund should be continued.


         In any year Asia House Investments Inc. may incur expenses in connection with the distribution of shares of a Fund which may be more than the total of payments made in that year by the Fund pursuant to the distribution plan. To the extent that expenses incurred by Asia House Investments Inc. exceed the amount that may be reimbursed during that year, such expenses may be carried forward for payment in a succeeding year. However, there is no liability on the part of the Trust to pay any unreimbursed expenses carried forward upon termination of the plan nor any requirement that the plan be continued from year to year. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made under the plan, if a plan is terminated, the Board of Trustees may consider at that time the manner in which to treat such expenses. Distribution fees which are not specifically identifiable to one Fund will be allocated to the Funds on a pro-rata basis based on total net assets.

         Each year, in evaluating the continued appropriateness of the plan and determining whether to continue it, the Board of Trustees will consider, among other things, the direct and indirect expenses that have been incurred in promoting sales of shares of the Funds, including

                                       24


overhead expenses. The Board of Trustees will review the extent to which such expenses have been offset through the payment of distribution fees under the plan by the Funds. Based upon its review of the expenses and other relevant factors, the Board of Trustees may determine to continue the plan, to recommend to shareholders that the plan be amended to reduce or increase the level of payments required to be made, or to terminate the plan in its entirety.


                           DIVIDENDS AND DISTRIBUTIONS

         The Funds normally distribute all net investment income and net capital gains to shareholders. Dividends from net investment income and distributions from capital gains, if any, are normally declared and paid in December or at other times as necessary to meet regulatory requirements. Dividends and distributions declared by the Funds will be reinvested unless you choose an alternative payment option on the application form. Dividends not reinvested are paid by check.



                                      TAXES

         GENERAL. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Each Fund also intends to continue to qualify for and make the election under the Code to pass through foreign tax credits to its shareholders. As a result of this election, all shareholders will include in gross income (in addition to taxable dividends actually received from a Fund) a pro rata portion of certain foreign income taxes paid by the Fund, and will be treated as if they had paid such taxes directly. Shareholders may elect to claim such foreign taxes on their own returns either as a foreign tax credit (reducing their federal income tax dollar for dollar, subject to certain limitations imposed by Section 904 of the Code) or as an itemized deduction.

         DIVIDENDS AND DISTRIBUTIONS. In January, the Funds will mail you Form 1099-DIV indicating the federal tax status of your dividend and capital gain distributions. Generally, dividends and capital gain distributions are taxable in the year they are paid. However, any dividends or distributions paid in January but declared during the prior three months are treated as paid on December 31 of the year in which they are declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends derived from net investment income and net short-term capital gain distributions are taxable as ordinary income; long-term capital gain distributions are taxable as long-term capital gains. The capital gain holding period for distributions is determined by the length of time a Fund has held the securities, not the length of time you have owned Fund shares.

         When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you fail to comply with IRS regulations or fail to provide your social security number, the IRS can require the Funds to withhold 31% of your taxable dividends, distributions and redemption proceeds.

                                       25



         FOREIGN TRANSACTIONS. Gains and losses resulting from fluctuations in the value of foreign currencies are generally characterized as ordinary income or loss.

         SHARES SOLD. A redemption or exchange of Fund shares is treated as a sale for tax purposes which will result in a short or long-term capital gain or loss, depending on how long you have owned the shares. Any loss recognized on the redemption of a Fund's shares held six months or less will be treated as long-term capital loss to the extent the shareholder received any long-term capital gain dividends on such shares. In January, the Funds will mail you Form 1099-B indicating the trade date and proceeds from all sales and exchanges.

         UNDISTRIBUTED INCOME AND GAINS. At the time of purchase, the share price of each Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable, even if the net asset value of the shares is reduced below the price you paid for your shares.

         CORPORATE SHAREHOLDERS. The dividends of each Fund will not be eligible for the deduction for dividends received by corporations if, as expected, none of the Fund's income consists of dividends paid by U.S. corporations.

         PASSIVE FOREIGN INVESTMENT COMPANIES. Each Fund may purchase the securities of certain foreign corporations or trusts called passive foreign investment companies. Although the situation could change at any time, such corporations or trusts may be the only or primary means by which Funds can invest in Korea and Taiwan. In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses) shareholders will also indirectly bear similar expenses of such funds. Capital gains on the sale of such holdings may constitute ordinary income regardless of how long the Fund holds its investment. In addition, a Fund may be required to include in income certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders and may be subject to tax and an interest charge on certain dividends and capital gains from these funds.

         TAX-QUALIFIED RETIREMENT PLANS. Tax-qualified retirement plans generally will not be subject to federal income tax on either distributions from a Fund or redemption of shares of a Fund. Rather, participants in such plans will be taxed as they take distributions from the plans.

         TAX CONSEQUENCES OF HEDGING. Hedging may result in the application of the mark-to-market, straddle and other provisions of the Code, which may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding period of certain securities held by the Funds. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Funds as well as affect whether dividends paid by the Funds are classified as capital gains or ordinary income. To comply with requirements contained in the Code for regulated investment companies, a Fund may be limited in its options, futures and foreign currency transactions.

                                       26

                        THE TRUST AND SHAREHOLDER RIGHTS

         The Trust was organized as a Delaware business trust on October 4, 1993. The Trust may issue an unlimited number of shares of beneficial interest in one or more series ("Funds"), all having no par value. While only shares of two Funds, the Far East Growth Fund and the ASEAN Growth Fund are presently being offered, the Board of Trustees may authorize the issuance of shares of additional Funds if deemed desirable, each with its own investment objective, policies and restrictions. In addition, although the Funds' shares are not currently divided into classes, pursuant to the Agreement and Declaration of Trust, the Board of Trustees may divide shares of a Fund into classes. Shares of a Fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation proceeds of such Fund, subject to any preferences, rights or privileges of any class of shares within the Fund. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement. Subject to the Agreement and Declaration of Trust, shareholders may remove trustees. Meetings will be called to consider the removal of one or more trustees when requested by the holders of record of 10% or more of the Trust's outstanding shares of common stock. To the extent required by law and the Trust's undertaking with the Securities and Exchange Commission, the Trust will assist in shareholder communications in such matters. Shareholders will vote in the aggregate except when voting by Fund or class is required under the 1940 Act, the Declaration of Trust, or when deemed desirable by the Board of Trustees, such as for the approval of advisory agreements.



         As of April 10, 1997 the Funds were controlled by John F. Vail and James D. Vail, III who individually and through other entities together held 33.95% of the outstanding shares of the Far East Growth Fund and 45.08% of outstanding shares of the ASEAN Growth Fund.



                                       27


APPENDIX A

                             DESCRIPTION OF RATINGS

Although the ratings of fixed-income securities by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") are a generally accepted measurement of credit risk, they are subject to certain limitations. For example, ratings are based primarily upon historical events and do not necessarily reflect the future. Furthermore, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

The descriptions of the S&P and Moody's bond ratings are set forth below.


S&P'S Bond Rating

AAA Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA   Bonds rated  AA  have a  very  strong  capacity  to  pay interest and repay principal and differ from the higher rated issues only in a small degree.

A    Bonds rated A have a strong capacity  to pay  interest  and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, and C. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

C1.  The rating is reserved for income bonds on which no interest is being paid.

D. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Moody's Bond Ratings:


Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities

                                       28

or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Unrated. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reasons may be one of the following:

1.   An application for rating was not received or accepted.
2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
3.   There is a lack of essential data pertaining to the issue or issuer.
4. The issue was privately placed, in which case the rating is not published in Moody's publications.



Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                       29



                       STATEMENT OF ADDITIONAL INFORMATION

                                ASIA HOUSE FUNDS

                              FAR EAST GROWTH FUND
                                ASEAN GROWTH FUND
                                 ( THE "FUNDS")







         This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the Funds' Prospectus dated May 1, 1997, which may be obtained by writing the Funds at 1007 Church Street, Suite 307B Evanston, Illinois 60201.






                                   May 1, 1997


                                TABLE OF CONTENTS

                                                                            Page
RISK FACTORS OF FOREIGN INVESTING ..........................................  1

INVESTMENT POLICIES ........................................................  3

INVESTMENT RESTRICTIONS .................................................... 15

INVESTMENT PERFORMANCE  .................................................... 18


MANAGEMENT OF FUNDS ........................................................ 20

PRINCIPAL HOLDERS OF SECURITIES ............................................ 22

ADVISER .................................................................... 23

CUSTODIAN .................................................................. 25

PORTFOLIO TRANSACTIONS ..................................................... 25

DISTRIBUTION EXPENSES ...................................................... 27

PURCHASE AND REDEMPTION OF SHARES .......................................... 28

PRICING OF SECURITIES ...................................................... 28

NET ASSET VALUE PER SHARE  ................................................. 29

DIVIDENDS .................................................................. 29

TAX STATUS ................................................................. 29

SHAREHOLDER RIGHTS ......................................................... 31

FEDERAL AND STATE REGISTRATION OF SHARES.................................... 32

LEGAL COUNSEL .............................................................. 33

INDEPENDENT AUDITORS ....................................................... 33

FINANCIAL STATEMENTS ....................................................... 33




                        RISK FACTORS OF FOREIGN INVESTING

         There are special risks in investing in the Funds. Certain of these risks are inherent in any international mutual fund while others relate more to the countries in which the Funds will invest ("Portfolio Companies"). Many of the risks are more pronounced for investments in developing or emerging countries. Although there is not a universally accepted definition, a developing country may be defined as one which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $5,000.

         GENERAL. Investors should understand that all investments have a risk factor. There can be no guarantee against loss resulting from an investment in the Funds, and there can be no assurance that the Funds' investment policies will be successful, or that its investment objectives will be attained. The
Funds are designed for individual and institutional investors seeking to diversify beyond the United States in an actively researched and managed portfolio, and are intended for long-term investors who can accept the risks entailed in investment in foreign securities.

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The internal politics of foreign countries are not as stable as in the United States. For example, the Philippines' National Assembly was dissolved in 1986 following a period of intense political unrest and the removal of President Marcos. During the 1960's, the high level of communist insurgency in Malaysia paralyzed economic activity, but by the 1970's these communist forces were suppressed and normal economic activity resumed. In 1991, the existing government in Thailand was overthrown in a military coup. In addition, significant external political risks currently affect some foreign countries. For example, there is a demilitarized border between North and South Korea.

         Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. The Funds will invest in securities denominated in the local currency of the country of the issuer. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds' assets denominated in that currency. Such changes will also affect the Funds' income. Generally, when a given currency appreciates against the dollar (the dollar weakens) the value of the Fund's securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens) the value of the Fund's securities denominated in that currency would be expected to decline.

                                       1

         INVESTMENT AND REPATRIATION OF RESTRICTIONS. Foreign investment in the securities markets of certain foreign countries is restricted or controlled in varying degrees. These restrictions at times may limit or preclude investment in certain of such countries and may increase the cost and expenses of the Funds. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases, the need for certain government consents. Although these restrictions may in the future make it undesirable to invest in these countries, the Adviser does not believe that any current repatriation restrictions would affect its decision to invest in these countries.


         MARKET CHARACTERISTICS. It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the Fund's portfolio securities may be less liquid and more volatile than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on United States exchanges, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.



         INVESTMENT FUNDS. The Funds may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The Funds' investments in these funds are subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). If the Funds invest in such investment funds, the Funds' shareholders will bear not only their proportionate share of the expense of the Funds (including operating expenses and the fees of the Adviser and Administrator), but also will indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.


         INFORMATION AND SUPERVISION. There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies.

                                       2


         TAXES. The dividends and interest payable on certain of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds' shareholders. A shareholder otherwise subject to United States federal incomes taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Funds. (See "Tax Status").


         COSTS. Investors should understand that the expense ratios of the Funds can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Funds are higher.

         GEOGRAPHIC INVESTING. Because the Funds invest primarily in a single geographic area, the Funds are more dependent on investment factors affecting this region than a more geographically diverse fund. In addition, the Funds may invest substantial assets in a single country, which may cause the fund to be more volatile than a fund which is more broadly invested.

         OTHER. With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

         Apart from the matters described herein, the Funds are not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. It should be noted, however, that this situation could change at any time.


                               INVESTMENT POLICIES

         The description of investment policies contained in the Trust's Prospectus is supplemented with the following:


         Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is an investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the


                                       3

expiration of its obligation as a writer. The Funds do not consider a security or currency covered by a call to be "pledged" as that term is used in the Funds' investment policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When a Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. In addition, there are transaction costs in connection with writing covered call options and costs associated with closing out such positions, therefore, such transactions could result in higher transaction costs. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, each Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

                                       4

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.


                           WRITING COVERED PUT OPTIONS

         Although the Funds have no current intention in the foreseeable future of writing American or European style covered put options and purchasing put options to close out options previously written by each Fund, each Fund reserves the right to do so. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


         Each Fund will write put options only on a covered basis, which means that the Fund will maintain in a segregated account cash or other liquid securities in an amount not less than the exercise price or each Fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" options at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) A Fund would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security or currency. In such event a Fund may write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Fund. In addition, the Fund, because it does not own the specific security or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies. Each Fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 50% of the market value of the Fund's net assets. In calculating the 50% limit, the Fund will offset, against the value of assets covering written puts and calls, the value of purchased puts and calls on identical securities or currencies with identical maturity dates.


                                       5

                             PURCHASING PUT OPTIONS

         A Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Adviser deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

         Each Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency.


         The premium paid by a Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price.
This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.


                             PURCHASING CALL OPTIONS

         Call options may be purchased by a Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables a Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to a Fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         Each Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transactions. Call options may also be purchased at times to avoid realizing losses.

                                       6


                                   OTC OPTIONS

         Each Fund may engage in transactions involving OTC options. Certain risks are specific to OTC options. While a Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase an OTC option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

         Exchange-traded options generally have a continuous liquid market while OTC options have none. Consequently, each Fund will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes an OTC option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While each Fund will seek to enter into OTC options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.


                                FUTURES CONTRACTS

TRANSACTIONS IN FUTURES

         Each Fund may enter into financial futures contracts, including stock index, interest rate and currency futures ("futures or futures contracts"); however, the Funds have no current intention of entering into interest rate futures. The Funds, however, reserve the right to trade in financial futures of any kind.

         Stock index futures contracts may be used to provide a hedge for a portion of a Fund's portfolio, as a cash management tool, or as an efficient way for the Adviser to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. Stock index futures contracts are currently traded with respect to the S&P 500 Index and other broad stock market indices, such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index. The Funds may, however, purchase or sell futures contracts with respect to indices or subindices whose movements will have significant correlation with movements in the prices of the Fund's portfolio securities.

                                       7

         Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund. In this regard, a Fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

         The Funds will enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange, and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are traded in London at the London International Financial Futures Exchange, in Paris at the MATIF and in Tokyo at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing each Fund's objectives in these areas.

TRADING IN FUTURES


         Unlike when a Fund purchases or sells a security, the purchase price is not paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's option positions in futures contracts, the Fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.


         If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

         These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Funds expect to earn interest income on its margin deposits.

                                       8

         For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, the settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.


         In connection with the purchase of futures contracts or the writing of put or call options thereon by a Fund, an amount of cash or other liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to cover the position, or alternative cover will be employed thereby insuring that the use of such futures contracts and options is covered.



SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

         VOLATILITY AND LEVERAGE. The price of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

         Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. This could result in losses to the Fund, which would reduce the net asset value.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to

                                       9


be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit and places such assets in a segregated account with its custodian.

         LIQUIDITY. Each Fund may elect to close some or all of its futures positions at any time prior to their expiration. A Fund would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. Each Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

         Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the Funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, a Fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         HEDGING RISK. Successful use of future contracts by the Funds for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Adviser believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). A Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

                                       10


         In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period.


ADDITIONAL FUTURES AND OPTIONS CONTRACTS

         Although each Fund has no current intention of engaging in financial futures or option transactions in the current fiscal year other than those described above, it reserves the right to do so. Such futures or options trading might involve risks which differ from those involved in the futures and options described above.

                          FOREIGN CURRENCY TRANSACTIONS

         A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A Fund will generally enter into forward foreign currency exchange contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

                                       11


         Second, when the Adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, each Fund may commit a substantial portion or the entire value of its assets to the consummation of these contracts. The Adviser will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Other than as set forth above, and immediately below, each Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Each Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward on such securities) provided the excess amount is "covered" by liquid securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes, "the securities or other assets to which the forward contracts relate" may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Funds will be served.


         At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund

                                       12


is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, a Fund may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.


         If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.


             FEDERAL TAX TREATMENT OF OPTIONS, FUTURES CONTRACTS AND
                   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         The Funds may enter into certain option and futures contracts, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles. Transactions which are considered Section 1256 contracts will be considered to have been closed at the end of a Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses as well as gains and losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. Each Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions. Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a foreign dollar denominated bond or currency position may be considered straddles for tax purposes in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle generally will be deemed not to begin until the straddle is terminated.

         In order for the Funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of their gross income for a taxable year must be derived from qualifying income; e.g., dividends, interest, income derived from loans of securities, and gains from the sale of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies. Gains realized on the sale or other disposition of securities, including option, or foreign forward exchange contracts on securities or securities indexes and, in some cases, currencies, held for less than three months, must be limited to less

                                       13

than 30% of a Fund's annual gross income. In order to avoid realizing excessive gains on securities or currencies held less than three months, each Fund may be required to defer the closing out of option, or foreign forward exchange contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on Section 1256 options, or foreign forward exchange contracts, which have been open for less than three months as of the end of a Fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test.

                         LENDING OF PORTFOLIO SECURITIES

         For the purpose of realizing income, each Fund may make secured loans of portfolio securities amounting to not more than 33-1/3% of its total assets. This policy is a fundamental policy. Securities loans are made to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. Each Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to persons deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.


                              REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements through which an investor (such as the Fund) purchases a domestic security (known as the "underlying security") from a securities dealer or a bank and at the same time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Each Fund will enter into repurchase agreements only with dealers or banks determined by the Adviser to present minimal credit risks pursuant to procedures established by the Board of Trustees to evaluation creditworthiness. Each Fund will not enter into a repurchase agreement which does not provide for payment within seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. Each Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly, (ii) the market value of the

                                       14


underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.


                               ILLIQUID SECURITIES

         The Funds may not invest in illiquid securities including repurchase agreements which do not provide for payment within seven days, if as a result, they would comprise more than 15% of the value of the Fund's net assets. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Board of Trustees. Notwithstanding the above, the Funds may purchase securities which while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under the supervision of the Funds' Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 15% of its net assets in illiquid securities. The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. This could reduce the liquidity of the portfolio and adversely affect management of the portfolio, requiring the adviser to liquidate positions that may otherwise be desirable to keep in order to meet redemption requests.

                             INVESTMENT RESTRICTIONS

         Fundamental policies of each Fund may not be changed without the approval of the lesser of (1) 67% of a Fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a Fund's outstanding shares. Other restrictions, in the form of operating policies, are subject to change by the Funds' Board of Trustees without shareholder approval. Any investment restriction which

                                       15


involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the Fund.


                              FUNDAMENTAL POLICIES

         As a matter of fundamental policy, the Funds may not:

(1) BORROWING. Borrow money, except each Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 33-1/3% of its net assets valued at market. Each Fund will not borrow in order to increase income
         (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income. Each Fund may enter into futures contracts as set forth in (3) below. The Funds will not purchase portfolio securities when borrowings exceed 5% of total assets;

(2) COMMODITIES. Purchase or sell commodities or commodity contracts; except that each Fund may (i) enter into futures contracts and options on futures contracts, subject to (3) below; (ii) enter into forward foreign currency exchange contracts (although the Funds do not consider such contracts to be commodities); and (iii) invest in instruments which have the characteristics of both futures contracts and securities;

(3) FUTURES CONTRACTS. Enter into a futures contract or an option thereon, although each Fund may enter into financial and currency futures contracts or options on financial and currency futures contracts;

(4) INDUSTRY CONCENTRATION. Purchase the securities of any issuer if, as a result, 25% or more of the value of a Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry or group of industries other than obligations issued or guaranteed by the U.S. Government;

(5) LOANS. Make loans, although each Fund may (i) purchase money market securities and enter into repurchase agreements; (ii) acquire publicly-distributed bonds, debentures, notes and other debt securities and purchase debt securities at private placement; and (iii) lend portfolio securities, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of a Fund's total assets;

(6) MARGIN. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with futures contracts, subject to (3) above;

                                       16


(7) MORTGAGING. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by a Fund as security for indebtedness except as may be necessary in connection with permissible borrowings and then such mortgaging, pledging or hypothecating may not exceed 30% of the Fund's total assets valued at market at the time of the borrowing;

(8) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. Purchase a security if, as a result, with respect to 75% of the value of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

(9) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUER. Purchase a security if, as a result, with respect to 75% of the value of a Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) provided that, as an operating policy, the Fund will not purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund;

(10) REAL ESTATE. Purchase or sell real estate or real estate limited partnerships (although it may purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(11)     SENIOR SECURITIES. Issue senior securities;

(12)     SHORT SALES. Effect short sales of securities; and

(13) UNDERWRITING. Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

                               OPERATING POLICIES

         As a matter of operating policy, which may be changed by vote of the Board of Trustees, the Funds may not:

(1) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control;

(2) ILLIQUID SECURITIES. Purchase a security if, as a result, more than 15% of a Fund's net assets would be invested in illiquid securities, including repurchase agreements which do not provide for payment within seven days;

                                       17


(3) INVESTMENT COMPANIES. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and applicable state law;


(4)      OIL AND GAS PROGRAMS. Purchase participations or other direct interests
         or  enter  into  leases  with  respect  to  oil,  gas,   other  mineral
         exploration or development programs;

(5) OPTIONS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof, except that each Fund may invest in or commit its assets to purchasing and selling call and put options to the extent permitted by the Prospectus and Statement of Additional Information;

(6) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Purchase or retain the securities of any issuer if, to the knowledge of a Fund's management, those officers and trustees of the Fund, and of its investment manager, who each owns beneficially more than 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities; and

(7) UNSEASONED ISSUERS. Purchase a security (other than obligations issued or guaranteed by the U.S. Government or any foreign government, their agencies or instrumentalities) if, as a result, more than 5% of the value of a Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor or unconditional guarantor of such issuer).

         In addition to the restrictions described above, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes these funds may be known as Passive Foreign Investment Companies. Each Fund is subject to certain percentage limitations under the 1940 Act and certain states relating to the purchase of securities of investment companies, and is subject to the limitation that no more than 10% of the value of the Fund's total assets may be invested in such securities.

                             INVESTMENT PERFORMANCE

TOTAL RETURN PERFORMANCE


         Each Fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in each Fund. Average annual total return is calculated as the percentage change between the beginning value of an account in each Fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gains dividends according to the following formula:


                                       18


                                P(1+T)n = ERV

         Where:       P =  a hypothetical initial payment of $1000
                      T =  average annual total return
                      n =  number of years
                    ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

         Results shown are historical and should not be considered indicative of the future performance of each Fund. Each average annual compound rate of return is derived from the cumulative performance of each Fund over the time period specified. The annual compound rate of return for each Fund over any other period of time will vary from the average.



         Set forth below is the average annual total return information for the Far East Growth Fund and the ASEAN Growth Fund for the one-year and since inception* periods ended December 31, 1996.

                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 1996
                                   (UNAUDITED)

                                               1-YEAR           SINCE INCEPTION*
         Far East Growth Fund                   10.84%               - 0.99%
         ASEAN Growth Fund                      10.77%                 1.54%

*The Funds commenced operations on January 25, 1994.


         From time to time, in reports and promotional literature: (1) each Fund's total return performance or P/E ratio may be compared to any one or combination of the following: (i) Morgan Stanley Capital International Indices, including the EAFE Index, Japan Index, Combined Far East Free Ex Japan Index and Combined Far East Free Index which is a widely-recognized series of indices in international market performance; (ii) the Standard & Poor's 500 Stock Index and Dow Jones Industrial Average so that you may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (iii) other groups of mutual funds tracked by: (A) Lipper Analytical Services Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets which includes the Lipper Pacific Region Average which tracks the average performance of funds which concentrate investments in equity securities whose primary trading markets or operations are in the West Pacific basin region, or a single country within this region; (B) Morningstar, Inc., another widely used independent research firm which evaluates mutual funds; or
(C) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's, which provide similar information; (iv) The Financial

                                       19


Times (a London based international financial newspaper) Actuaries World Indices, including sub indices comprising this Index (a wide range of comprehensive measure of stock price performance for the major stock markets as well as for regional areas, broad economic sectors and industry groups); (v) the International Finance Corporation (an affiliate of the World Bank established to encourage economic development in less developed countries), World Bank, OECD (Organization for Economic Cooperation and Development) and IMF (International Monetary Fund) as a source of economic statistics; (vi) the Nikkei Average, a generally accepted benchmark for performance of the Japanese stock market; and
(vii) indices of stocks comparable to those in which each Fund invests including the Topix Index, which reflects the performance of the First Section of the Tokyo Stock Exchange (The purpose of these comparisons would be to illustrate historical trends in different investment strategies.); (2) other U.S. or foreign government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (3) the effect of tax-deferred compounding on each Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in each Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (4) the sectors or industries in which each Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate each Fund's historical performance or current or potential value with respect to the particular industry or sector.



                               MANAGEMENT OF FUNDS

         The names of the Trust's trustees and executive officers, their addresses, ages, principal occupations during the past five years and other affiliations are set forth below. Trustees who are considered "interested persons" as defined under Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") are noted with an asterisk (*).


*JOHN F. VAIL, CHAIRMAN OF THE BOARD, TRUSTEE AND PRESIDENT
 Age: 36


1007 Church Street, Suite 307B, Evanston, Illinois 60201; Director, President, Secretary and Treasurer of Asia House Investments Inc., March 1993 to present; Senior Analyst, Fidelity Investments, 1988-1992. Mr. John Vail is the son of Mr. James Vail, III.

 RICHARD A. GIESEN, TRUSTEE
 Age:  67


841 W. Cermak Road, Chicago, Illinois 60608; Chairman of the Board, Continental Glass and Plastic; Chief Executive Officer and Chairman of the Board, American Appraisal, Inc. until 1993.

                                       20


 LESTER E. HAMMAR, TRUSTEE
 Age:  69


831 Knightsbridge Court, Lake Forest, Illinois 60045; Retired; Vice President and Controller, Abbott Laboratories until 1988.


*RICHARD C. ROMANO, TRUSTEE
  Age:  64


One Rotary Center, Evanston, Illinois 60201; Director, Asia House Investments Inc., October 1994 to present; President, Romano Brothers and Company.


*JAMES D. VAIL, III, TRUSTEE, VICE PRESIDENT AND TREASURER
  Age:  68


341 N. Sheridan Road,  Lake Forest,  Illinois  60045;  Retired;  Chairman of the
Board,  Vail  Family  Foundation;   Chairman  of  the  Board,  Foster  G.  McGaw
Educational Foundation. Mr. James Vail, III, is the father of Mr. John Vail.


CATHY G. O'KELLY, SECRETARY
Age:  43


222 N. LaSalle Street, Chicago, Illinois 60601; Partner, Vedder, Price, Kaufman & Kammholz (law firm); Counsel to the Trust.

Susan C. Mosher, Assistant Secretary
Age: 42

Director, Investors Bank & Trust Company, since 1995; Associate Counsel, 440 Financial Group of Worcester, Inc. 1993-1995; Associate and Partner, Gallagher, Callahan and Gartrell, P.A., 1986-1992.

Donna M. McCarthy, Assistant Treasurer
Age: 30

Director, Investors Bank & Trust Company, since 1994; Manager, Business Assurance, Coopers & Lybrand 1988-1994.


         Trustees and officers of the Trust will receive no compensation from the Trust for acting in those capacities. Vedder, Price, Kaufman & Kammholz, of which Ms. O'Kelly is a partner, receives legal fees as counsel to the Trust. Regular meetings of the Board of Trustees are held quarterly and the Audit Committee holds at least one regular meeting during each year. The Trust has also purchased a liability policy that indemnifies the Trust's Trustees and officers against loss arising from claims by reason of their legal liability for acts as trustees and officers.

                                       21


                         PRINCIPAL HOLDERS OF SECURITIES

         As of April 10, 1997, the officers and Trustees of the Funds, as a group, were holders of record of 13.75% and 10.27% of the shares of the Far East Growth Fund and ASEAN Growth Fund, respectively. In addition, the group beneficially owned 33.95% and 26.08% of the shares, respectively, of each of these Funds.

        Those shareholders who held 25% or more of the outstanding shares of the Far East Growth Fund as of April 10, 1997 are listed below.



                                                                    % OF BENEFICIAL
                                                                OWNERSHIP AND INDIVIDUAL
                                 % OWNERSHIP OF RECORD          OR ENTITY THROUGH WHICH
   NAME AND ADDRESS                                                    IT IS HELD                    TOTAL


   James D. Vail, III                   13.75%                 (20.20%)                              33.95%
   341 N. Sheridan Road                                         Margaret C. Vail (wife)
   Lake Forest, IL 60045                                        341 No. Sheridan Road
                                                                Lake Forest, IL  60045



         Those shareholders who held 25% or more of the outstanding shares of the ASEAN Growth Fund as of April 10, 1997 are listed below.



                                                                     % OF BENEFICIAL
                                   % OWNERSHIP OF RECORD        OWNERSHIP AND INDIVIDUAL
    NAME AND ADDRESS                                             OR ENTITY THROUGH WHICH
                                                                       IT IS HELD                 TOTAL

    James D. Vail, III                    10.27%                (15.81%)                          26.08%
    341 N. Sheridan Road                                        Margaret C. Vail (wife)
    Lake Forest, IL 60045                                       341 N. Sheridan Road
                                                                Lake Forest, IL  60045



                                       22


    Those shareholders who held at least 5% but less than 25% of the outstanding shares of the Far East Growth Fund as of April 10, 1997 are listed below.


                                                                     % OF BENEFICIAL
                                                                OWNERSHIP AND INDIVIDUAL
                                      % OWNERSHIP OF             OR ENTITY THROUGH WHICH
         NAME AND ADDRESS                 RECORD                       IT IS HELD                 TOTAL

    Richard C. Romano                       0%                  (5.68%)                           5.68%
    One Rotary Center                                           Richard C. Romano Trustee
    Evanston, Illinois  60201                                   U/A DTD 9/21/93
                                                                Richard C. Romano Trust
                                                                C/O Romano Brothers & Co.
                                                                P.O. Box 5152
                                                                Evanston, Illinois  60204


    Michael R. Degiulio                     5.69%               Michael R. Degiulio TTEE          5.69%
    605 Linden Avenue                                           FBO Michael R. Degiulio Trust
    Wilmette, IL 60091                                          U/A DTD 2/5/91
                                                                605 Linden Avenue
                                                                Wilmette, IL 60091

         Those shareholders who held at least 5% but less than 25% of the outstanding shares of the ASEAN Growth Fund as of April 10, 1997 are listed below.

    John F. Vail                           11.10%               (7.90%)                          19.00%
    2310 Central Park Ave                                       Asia House Investments
    Evanston, IL 60201                                          c/o John F. Vail
                                                                Shand Morahan Plaza
                                                                Suite 307B
                                                                1007 Church Street
                                                                Evanston, IL  60201

    Wendy D. Williams                      8.36%                Wendy D. Williams TR              8.36%
    21 S Clark Street                                           U/A DTD 12/7/93
    Room 3150                                                   Wendy D. Williams Trust
    Chicago, IL 60603-2073                                      21 S Clark Street
                                                                Room 3150
                                                                Chicago, IL 60603-2073



                                     ADVISER

         Under the Advisory Agreement, the Adviser provides each Fund with discretionary investment services. Specifically, the Adviser is responsible for supervising and directing the investments of each Fund in accordance with the Fund's investment objective and restrictions as provided in its Prospectus and this Statement of Additional Information. The Adviser is also responsible for effecting all security transactions on behalf of each Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In addition to these services, the Adviser provides the Funds with certain services, including monitoring the financial, accounting, and administrative functions of each Fund; maintaining liaison with the agents employed by each Fund such as the Trust's custodian and transfer agent;
assisting each Fund in the coordination of such agents' activities; and permitting the Adviser's employees to serve as officers, directors, and committee members of the Trust without cost to the Trust.

                                       23


         Expenses that will be borne directly by the Funds include, but are not limited to, the following: the fees and expenses of independent auditors, counsel, custodian, administrator and transfer agent, costs of reports and notices to shareholders, stationery, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying Funds and their shares for distribution under Federal and state securities laws, fidelity and errors and omissions insurance and membership dues in the Investment Company Institute or any similar organization.

         Under the Advisory Agreement, the Adviser is permitted to utilize the services or facilities of others to provide it or the Funds with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice or assistance as the Adviser may deem necessary, appropriate, or convenient for the discharge of its obligations under the Advisory agreement or otherwise helpful to the Funds.

         The Advisory Agreement continues in effect as to each Fund from year to year for so long as its continuation is approved at least annually (a) by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust and
(b) by the shareholders of the Fund or the Board of Trustees. The agreement may be terminated at any time upon 60 days notice by either party; the Fund may so terminate the agreement either by vote of the Board of Trustees or a majority vote of the outstanding shares of the Fund. The agreement may also be terminated at any time either by vote of the Board of Trustees or a majority of the outstanding voting shares of the Fund if the Adviser were determined to have breached the agreement. The agreement would terminate automatically upon assignment. The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Portfolio in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

         Upon termination of the agreement and when so requested by the Adviser, the Trust will refrain from using the name "Asia House" in its name or in its business in any form or combination.

         For the services furnished to each Fund, each Fund pays the Adviser a monthly advisory fee at an annual rate of 1.20%.



                                       24




         The Adviser has voluntarily agreed to reimburse a Fund should all operating expenses of that Fund, including the compensation of the Adviser but excluding taxes, interest, extraordinary expenses and brokerage commissions or transaction costs, exceed certain levels. Currently the Adviser reimburses for expenses that exceed 1.95% of average daily net assets of the Fund, subject to readjustment based on annual expenses, and assets. Prior to November 1, 1996 the Adviser reimbursed if expenses exceeded 2.35%. For the years ended December 31, 1996 and December 31, 1995 and for the period January 25, 1994 through December 31, 1994, the Funds have paid the following amounts as investment advisory fees pursuant to each Advisory Agreement:

                          12/31/96         12/31/95          12/31/94

Far East Growth Fund       $20,437          $19,540           $21,527

ASEAN Growth Fund          $12,269          $12,843           $12,641


         These fees were waived by the Advisor for all periods.


         Mr. John Vail, who is a Trustee and officer of the Trust, is also a director, officer and controlling shareholder of the Adviser.



                                    CUSTODIAN

         Investors Bank & Trust Company ("Investors Bank") is the custodian for the Funds' securities and cash, but it does not participate in the Funds' investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of Investors Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. Investors Bank has entered into sub-custodian agreements with various foreign banks pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign banks and foreign securities depositories in accordance with regulations under the 1940 Act. Investors Bank's main office is at 200 Clarendon Street, Boston, Massachusetts 02116.



                             PORTFOLIO TRANSACTIONS

INVESTMENT OR BROKERAGE DISCRETION

         Decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds are made by the Adviser. The Adviser is also responsible for implementing these decisions, including the allocation of portfolio brokerage and principal business and the negotiation of commissions.


         Portfolio transactions may increase or decrease the return of a Fund depending upon the Adviser's ability to correctly time and execute such transactions. The portfolio turnover rate for any year is determined by dividing the lesser of sales or purchases by the Fund's monthly average investments, and multiplying by 100 (with all securities with maturities and expiration dates at the time of acquisition of one year or less excluded from the computation). The portfolio turnover rate will also vary from year to year depending upon market conditions.

         The portfolio turnover rates for the fiscal years ended December 31, 1996 are as follows:

                         12/31/96         12/31/95

Far East Growth Fund       130%             107%

ASEAN Growth Fund          126%              81%


                                       25


HOW BROKERS AND DEALERS ARE SELECTED

         EQUITY SECURITIES

         In purchasing and selling each Fund's portfolio securities, the Adviser seeks to obtain the most favorable overall results. In selecting broker-dealers to execute a Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and the brokerage and research services they provide to the Adviser or the Funds. It is not the policy of the Adviser to seek the lowest possible commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution. In addition, the Adviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission for executing a transaction that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services which have been provided. For the fiscal years ended December 31, 1996 and December 31, 1995 and for the period January 25, 1994 through December 31, 1994, the Funds paid the following brokerage commissions:

                           12/31/96         12/31/95          12/31/94

Far East Growth Fund       $18,900          $20,533           $12,953

ASEAN Growth Fund          $10,832          $9,219            $8,948


         Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

         FIXED INCOME SECURITIES

         For fixed income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by the Fund. However, the price of the securities generally includes compensation which is not disclosed separately. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

         With respect to equity and fixed income securities, the Adviser may effect principal transactions on behalf of the Funds with a broker or dealer who furnishes brokerage and/or

                                       26


research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The Adviser will seek the best price for the Funds in such principal transactions. The prices the Fund pays to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter.

         The Adviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission for executing a transaction that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services which have been provided.

DESCRIPTIONS OF RESEARCH SERVICES RECEIVED FROM BROKERS AND DEALERS

         The Adviser receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services and performance analyses of all the countries in which a Fund's portfolio is likely to be invested. The Adviser cannot readily determine the extent of which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, the Adviser may be relieved of expenses which it might otherwise bear. In some cases, research services are generated by third parties but are provided to the Adviser by or through brokers.

MISCELLANEOUS

         Research services furnished by brokers through which the Adviser effects securities transactions may be used in servicing all accounts managed by the Adviser. None of the Funds allocates business to any broker-dealer on the basis of its sales of the Fund's shares. However, this does not mean that broker-dealers who purchase Fund shares for their clients will not receive business from the Fund.

                              DISTRIBUTION EXPENSES

         The Board of Trustees has adopted a distribution plan and agreement for each Fund under Rule 12b-1 of the 1940 Act, which permits the Funds to pay a monthly distribution fee as a percentage of their average daily net assets to finance activities primarily intended to result in the sale of the Funds' shares. Please refer to the section of the Funds' Prospectus entitled "The Funds' Distribution Plan" for a detailed description of the aforementioned plan.


         During the fiscal year ended December 31, 1996 the Funds reimbursed the Adviser for distribution expenses in the amount of $1,771. The distribution expenses were incurred as a result of marketing and advertising efforts, including the mailing of the prospectuses to prospective shareholders.



                                       27

                        PURCHASE AND REDEMPTION OF SHARES

ISSUANCE OF FUND SHARES FOR SECURITIES

         Transactions involving issuance of a Fund's shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.

                              PRICING OF SECURITIES

         Equity securities listed or regularly traded on a securities exchange (including NASDAQ) are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Other equity securities and those listed securities that are not traded on a particular day are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Trustees or by persons delegated by the Board, best to reflect fair value.

         Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations maturing in sixty days or less are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the current exchange rate.

         For purposes of determining each Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

         Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the Trust as authorized by the Board of Trustees.

         Trading in the portfolio securities of each Fund may take place in various foreign markets on certain days (such as Saturday) when the Funds are not open for business and do not calculate their net asset values. In addition, trading in a Fund's portfolio securities may not occur on days when the Fund is open. The calculation of each Fund's net asset value normally will not take place contemporaneously with the determination of the value of the Fund's portfolio securities. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time each Fund's net asset value is calculated will not be reflected in the

                                       28

Fund's net asset value unless the Adviser under the supervision of the Trust's Board of Trustees determines that the particular event should be taken into account in computing the Fund's net asset value.

                            NET ASSET VALUE PER SHARE


         The purchase and redemption price of each Fund's shares is equal to that Fund's net asset value per share or share price. Each Fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of each Fund is calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.


         Determination of net asset value (and the offering, sale, redemption and repurchase of shares) for a Fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading in the markets the Fund normally utilizes is restricted,
(c) during which an emergency exists as a result of which disposal of a Fund of securities owned by it is not reasonably practicable or it is not reasonably practical for the Fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Fund's shareholders; provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

                                    DIVIDENDS

         Unless you elect otherwise, dividends and capital gain distributions will be reinvested on the reinvestment date using the NAV per share at the close of business as of that date. The reinvestment date normally precedes the payment date by about 5 days although the exact timing is subject to change.

                                   TAX STATUS

         Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code").

         Dividends and distributions paid by the Funds are not eligible for the dividends received deduction available to corporate shareholders if, as expected, none of the Funds' income consists of dividends paid by United States corporations. Capital gain distributions paid from these Funds are never eligible for this deduction. For federal income tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares.

                                       29

Each Fund must declare dividends equal to at least 98% of its net investment income (for the 12 month period ended December 31) and 98% of its capital gain net income (for the 12 month period ended October 31) in order to avoid a nondeductible federal excise tax and generally must distribute all its net investment income and net capital gains for the taxable year to avoid federal income tax. For federal income tax purposes, each Fund is permitted to carry forward its net realized capital losses, if any, for eight years, and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.


         Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are generally characterized as ordinary income or loss. If the net effect of these transactions is a gain, the income dividend by the Fund will be increased, if the result is a loss, the income dividend paid by the Fund will be decreased.

         At the time of your purchase, each Fund's net asset value may reflect undistributed income, capital gains or net unrealized appreciation or depreciation of securities held by such Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividends or capital gain distributions.

         Income received by each Fund from sources within various foreign countries may be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of a Fund's total assets at the close of its taxable year are comprised of securities issued by foreign corporations, the Fund may file an election with the Internal Revenue Service to "pass through" to the Fund's shareholders the amount of any foreign income taxes paid by the Fund. Pursuant to this election, shareholders will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income or use it as a foreign tax credit against federal income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

         Each Fund intends to continue to meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that a Fund will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of a Fund whether that Fund will "pass through" foreign taxes paid for that year, and if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not benefit by any such "pass through" of foreign tax credits.

         If, in any taxable year, a Fund should not qualify as a regulated investment company under the Code: (i) the Fund would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to shareholders; (ii) profits distributed to shareholders would be taxable to shareholders as ordinary dividends (regardless of

                                       30

whether they would otherwise have been considered  capital gain dividends);  and
(iii) foreign tax credits would not "pass through" to shareholders.

TAXATION OF FOREIGN SHAREHOLDERS

         Ordinary income dividends of each Fund (which are deemed to include for this purpose each shareholder's pro rata share of foreign taxes paid by each Fund - see discussion of "pass through" of the foreign tax credit to U.S. shareholders) are subject to federal income tax. For non-resident, alien shareholders who are not engaged in a business in the U.S., this tax is imposed at the rate of 30% upon the gross amount of the dividend unless a tax treaty providing for a reduced rate or exemption from U.S. taxation applies. Distributions to such shareholders of net capital gains realized by each Fund are not subject to federal income tax.

                               SHAREHOLDER RIGHTS

         The  Trust   generally  is  not  required  to  hold   meetings  of  its
shareholders. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (1) the election or removal of trustees if a meeting is called for such purpose; (2) the adoption of any investment advisory contract; (3) any termination of the Funds to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (5) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

         Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his successor or until such trustee sooner dies, resigns or is removed by a vote of two-thirds of the shares entitled to vote, or a majority of the trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the Trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders. A shareholders' meeting shall be held for the purposes of voting upon the removal of a trustee upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

                                       31


         The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.


         The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any series Fund thereof) by notice to the shareholders without shareholder approval/ Declaration of Trust authorizes the Board of Trustees to divide the shares into any number of classes or series, each class or series having such designations, such powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the other classes or series in various characteristics. The Board of Trustees may by amendment to the Declaration of Trust add to, delete, replace or otherwise modify any provisions relating to any series or class, provided that before adopting any such amendment without shareholder approval, the Board of Trustees determined that it was consistent with the fair and equitable treatment of all shareholders and, if shares have been issued, shareholder approval shall be required to adopt any amendments which would adversely affect to a material degree the rights and preferences of the shares of any series or class.

         Each share of each series (Fund) has equal voting rights with every other share of every other series, and all shares of all series vote as a single group except where a separate vote of any class or series is required by the 1940 Act, the laws of the State of Delaware, the Declaration of Trust or the By-Laws, or as the Board may determine in its sole discretion. Where a separate vote is required with respect to one or more classes or series, then the shares of all other classes or series vote as a single class or series, provided that, as to any matter which does not affect the interest of a particular class or series, only the holders of shares of the one or more affected classes or series is entitled to vote. The preferences, rights, and other characteristics attaching to any series of shares, including the present series of shares might be altered or eliminated, or the series might be combined with another series, by action approved by the vote of the holders of a majority of all the shares of all series entitled to be voted on the proposal, without any additional right to vote as a series by the holders of the shares or of another affected series.

                    FEDERAL AND STATE REGISTRATION OF SHARES

         Each Fund's shares are registered for sale under the Securities Act of 1933, and the Funds or their shares are registered under the laws of certain states. No offer to seek, or a solicitation of

                                       32

any offer to buy the share of any Fund may be made in a jurisdiction where such may not lawfully be made.

                                  LEGAL COUNSEL

         Vedder, Price, Kaufman & Kammholz, whose address is 222 North LaSalle Street, Chicago, IL 60601, is legal counsel to the Trust.

                              INDEPENDENT AUDITORS

         Deloitte & Touche, LLP, 125 Summer Street, Boston, Massachusetts 02110, are independent accountants to the Trust. They audit and report on the Funds' annual financial statements, review certain regulatory reports, review each Fund's federal income tax return and perform other professional accounting, auditing and advisory services when engaged to do so by the Trust.

                              FINANCIAL STATEMENTS



         Financial Statements for the Funds, which are contained in the Asia House Funds 1996 Annual Report to Shareholders, are incorporated herein by reference.



                                       33

                            PART C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      Financial Statements

         Part A:
                  Financial Highlights*



         Part B :
                  Portfolio of Investments at December 31, 1996**
                  Statements of Assets and Liabilities at December 31, 1996** Statements of Operations for the year ended December 31, 1996**
                  Statements of Changes in Net Assets for the years ended December 31, 1996 and December 31, 1995
                  Financial Highlights for the year ended December 31, 1996 and December 31, 1995
                  Notes to the Financial Statements**
                  Report of Independent Accountants**


(b)      Additional Exhibits


         (1)      Agreement and Declaration of Trust1/
         (2)      By-Laws1/
         (3)      Not applicable
         (4)      Not applicable
         (5)      Form of Investment Advisory Agreement2/
         (6)      Not applicable
         (7)      Not applicable
         (8)      Form of Custodian Agreement2/
         (9)(a)   Form of Administration Agreement2/
         (9)(b)   Form of Transfer Agency Agreement2/
         (10)     Not applicable
         (11)     Consent of Deloitte & Touche, LLP*
         (12)     Not applicable
         (13)     Form of Subscription Agreement2/
         (14)     Not applicable
         (15)     Rule 12b-1 Plan and Agreement2/
         (16)     Not applicable
         (17)     Financial Data Schedule*
         (18)     Not applicable
         (19)     Account Applications3/
         (20)     Powers of Attorney4/


         1/ Incorporated herein by reference to the corresponding exhibit filed in the Registration Statement on Form N-1A filed on October 7, 1993.
         2/ Incorporated herein by reference to the corresponding exhibit filed in Pre-Effective Amendment No. 1 to the Registration Statement filed on December 17, 1993.
         3/ Incorporated herein by reference to the corresponding exhibit filed in Post-Effective Amendment No. 2 to the Registration Statement filed on April 28, 1995.
         4/ Incorporated by reference to the corresponding exhibit filed in Post-Effective Amendment No. 3 to the Registration Statement filed on April 29, 1996.

         *        Filed herewith.
         ** Incorporated herein by reference to the Funds' Annual Report dated December 31, 1996.




Item 25. Persons Controlled by or Under Common Control With Registrant

Asia House Investments Inc., the Adviser, an Illinois corporation 85% owned by John F. Vail is under common control with the Registrant.

Item 26. Number of Holders of Securities



As of April 10, 1997:



         Title of Class;
         Units of beneficial interest                            Number of
         without par value                                     Record Holders


         Far East Growth Fund                                        54

         ASEAN Growth Fund                                           39



Item 27. Indemnification

Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                Name and
             Position With                           Name of                       Connection With
           Investment Adviser                     Other Company                     Other Company


 Richard C. Romano, Director Asia House    Romano Brothers and Company                President
            Investments Inc.




Item 29. Principal Underwriters

Not Applicable.


Item 30. Location of Accounts and Records


(1)      Asia House Investments Inc.
         1007 Church Street
         Evanston, Illinois  60201
         (Agreement and Declaration of Trust and Bylaws and with respect to its services as investment adviser)


(2)      Investors Bank & Trust Company
         200 Clarendon
         Boston, MA 02116
         (with respect to its services as administrator, custodian, transfer agent and shareholder services agent)


(3)      Vedder, Price, Kaufman and Kammholz
         222 North LaSalle Street
         Chicago, IL 60601
         (with respect to its services as counsel to Registrant)


Item 31. Management Services

Not applicable.

Item 32. Undertakings

(1)      Registrant   hereby  undertakes  to  furnish  each  person  to  whom  a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


(2) Registrant hereby undertakes, if requested to do so by holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.



                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Evanston, State of Illinois, on the 28th day of April , 1997.


                                                              Asia House Funds
                                                                 (Registrant)


                                                            By  /s/ John F. Vail
                                                               -----------------
                                                                John F. Vail
                                                                President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                                          Title                                          Date
---------                                          -----                                          ----
                                                   Trustee and Chairman of the Board,             April 28, 1997
/s/ John F. Vail                                   President and Chief Executive Officer
----------------------------------------------
John F. Vail


               *                                   Trustee                                        April 28, 1997
----------------------------------------------
Richard A. Giesen

               *                                   Trustee                                        April 28, 1997
----------------------------------------------
Lester E. Hammar

               *                                   Trustee                                        April 28, 1997
----------------------------------------------
Richard C. Romano




                                                   Trustee and Vice President,                    April 28, 1997
                                                   Treasurer and Chief Financial and
               *                                   Accounting Officer
----------------------------------------------
James D. Vail, III



                                                                  * By: /s/ John F. Vail
                                                                       -----------------
                                                                        John F. Vail
                                                                        Attorney-in-Fact


                                ASIA HOUSE FUNDS

                                INDEX TO EXHIBITS


Exhibit Number




11       Consent of Deloitte & Touche, LLP
27       Financial Data Schedule dated December 31, 1996